Property plant and equipment	12 Months Ended
Jun. 30, 2023
Property plant and equipment
10. Property, plant and equipment

10. Property, plant and equipment

Changes in the Group’s property, plant and equipment for the years ended June 30, 2023 and 2022 were as follows:

	Owner occupied farmland	Bearer plant (iii)	Buildings and facilities	Machinery and equipment	Others (i)	Total
Balance as of June 30, 2021	109,265	4,836	24,156	1,047	2,510	141,814
Costs	123,129	11,394	67,037	11,059	53,883	266,502
Accumulated depreciation	(13,864)	(6,558)	(42,881)	(10,012)	(51,373)	(124,688)
Net book amount at June 30, 2021	109,265	4,836	24,156	1,047	2,510	141,814
Additions	4,555	1,330	1,492	336	959	8,672
Disposals	(6,232)	(11)	(47)	(4)	(52)	(6,346)
Currency translation adjustment	(19,318)	(1,123)	(349)	-	(462)	(21,252)
Transfers	6,903	(13)	3,229	41	-	10,160
Depreciation charge (ii)	(1,242)	(1,550)	(1,367)	(405)	(360)	(4,924)
Balance as of June 30, 2022	93,931	3,469	27,114	1,015	2,595	128,124
Costs	103,210	8,123	37,011	10,466	5,607	164,417
Accumulated depreciation	(9,279)	(4,654)	(9,897)	(9,451)	(3,012)	(36,293)
Net book amount at June 30, 2022	93,931	3,469	27,114	1,015	2,595	128,124
Additions	20,842	1,844	1,811	477	766	25,740
Disposals	(3,445)	(419)	(3,458)	(1)	(118)	(7,441)
Currency translation adjustment	5,970	308	185	(2)	146	6,607
Transfers	132	327	(3,200)	46	123	(2,572)
Depreciation charges (ii)	(1,536)	(1,123)	(1,237)	(456)	(553)	(4,905)
Balance as of June 30, 2023	115,894	4,406	21,215	1,079	2,959	145,553
Costs	126,709	10,183	32,349	10,986	6,524	186,751
Accumulated depreciation	(10,815)	(5,777)	(11,134)	(9,907)	(3,565)	(41,198)
Net book amount at June 30, 2023	115,894	4,406	21,215	1,079	2,959	145,553

(i)	Includes furniture and fixtures and vehicles.
(ii)

Amortization charge was recognized in the amount of ARS 1,240 and ARS 1,244 under "Costs", in the amount of ARS 506 and ARS 601 under "General and administrative expenses" and ARS 48 and ARS 33 under "Selling expenses" as of June 30, 2023 and 2022, respectively in the Statement of Income and Other Comprehensive Income (Note 27) and ARS 3,111 and ARS 3,046 were capitalized as part of biological assets’ cost.

(iii)	Corresponds to the plantation of sugarcane with a useful life of more than one year.